CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (1,392,930)	$ (213,474)	¥ 226,630	¥ 19,650
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation of property, equipment and software	55,751	8,544	11,919	4,043
Amortization of intangible assets and land use rights	1,461	224	137	173
Gain from remeasuring fair value of previously held equity interests upon business acquisition	0	0	0	(86)
Share of results of equity investees	(63)	(10)	(1,348)	(869)
Realized gains from investments	(70,403)	(10,790)	(11,395)	0
Loss (gain) on disposal of property, equipment and software	3,145	482	(175)	108
Share-based compensation	238,446	36,543	60,237	5,917
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	1,508,939	231,254	357,203	8,440
Deferred revenue	1,384,403	212,169	1,065,595	222,928
Prepaid expenses and other current assets	(479,985)	(73,561)	(204,648)	(20,973)
Income tax payable	(11,439)	(1,753)	16,093	0
Amounts due from related parties	0	0	710	1,287
Other assets	(614,225)	(94,134)	(236,420)	(1,291)
Amounts due to related parties	0	0	0	(74)
Deferred tax assets	(17,608)	(2,699)	550	2,659
Deferred tax liabilities	(2,219)	(340)	(34)	(43)
Net cash generated from operating activities	603,273	92,455	1,285,054	241,869
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(17,394,632)	(2,665,845)	(8,727,762)	(422,760)
Proceeds from maturity of short-term investments	11,689,198	1,791,448	7,393,386	232,950
Purchase of property, equipment, software and intangible assets	(284,072)	(43,535)	(61,267)	(12,134)
Payment for asset acquisition	(74,309)	(11,388)	0	0
Purchase of long-term investments	0	0	(1,109,180)	0
Proceeds from maturity of long-term investments	501,733	76,894	0	0
Proceeds from capital return related to equity method investment	1,300	199	0	3,185
Acquisition of businesses	(35,529)	(5,445)	0	37
Disposal of property, equipment and software	7	1	257	2
Net cash used in investing activities	(5,596,304)	(857,671)	(2,504,566)	(198,720)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from initial public offering and from exercising the over- allotment option by the underwriters (net of issuance cost of RMB31,791)	0	0	1,366,860	0
Capital contribution	36	6	0	0
Proceeds from private placement financing	5,687,251	871,609	0	0
Repurchase of ordinary shares	(282,543)	(43,302)	(86,739)	0
Payment for asset acquisition after three months of completion	(132,184)	(20,258)	0	0
Amount borrowed from related parties	0	0	0	960
Repayment to related parties	(460)	(70)	(34,056)	(30,153)
Net cash (used in) generated from financing activities	5,272,100	807,985	1,246,065	(29,193)
Effect of exchange rate changes	2,188	335	14,155	9
Net increase in cash and cash equivalents	281,257	43,104	40,708	13,965
Cash and cash equivalents at beginning of the year	73,967	11,336	33,259	19,294
Cash and cash equivalents at end of the year	355,224	54,440	73,967	33,259
Supplemental schedule of cash flow information
Income taxes paid	86,348	13,233	348	0
Non-cash investing and financing activity
Disposal of subsidiaries	0	0	0	245
Payables for purchase of property, equipment and software	¥ 163,408	$ 25,043	¥ 15,815	¥ 714